The effective tax rate (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Profit Before Tax	R$ 24,750,328	R$ 9,663,975	R$ 22,273,149
Income tax	R$ 9,191,005	R$ (3,786,778)	R$ 5,641,699
Effective tax rate	37.13%	(39.18%)	25.33%